Share Capital - Sharebased Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024
Share Capital
Share-based compensation	$ 2,091	$ 6,589	$ 7,937